Note 16 - Financial Instruments With Off-balance Sheet Risk (Details Textual) - Office Facilities and Equipment [Member]	Dec. 31, 2018
Minimum [Member]
Lessee, Operating Lease, Term of Contract	1 year
Maximum [Member]
Lessee, Operating Lease, Term of Contract	10 years